Long-Term Debt - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Minimum percentage of oil and gas properties used as collateral against Secured Notes and credit facility		80.00%		80.00%
Gain on repurchased amount of notes		$ 89.6	$ 8.2	$ 82.4
Write off of deferred issuance cost			3.7	3.7
Payment for repurchase of notes				$ 42.7
10 % Senior Secured Notes due 2020
Debt Instrument [Line Items]
Debt instrument outstanding, value	$ 700.0
Interest rate on senior notes	10.00%	10.00%		10.00%
Maturity of senior notes		Mar. 15, 2020		Mar. 15, 2020
Net proceeds from issuance of debt	$ 683.8
Frequency of interest payments		semi-annually on each March 15 and September 15		semi-annually on each March 15 and September 15
Principal amount of notes repurchased		$ 19.8	16.8
Payments to purchase debt			$ 7.8
7 3/4% Senior Notes due 2019
Debt Instrument [Line Items]
Debt instrument outstanding, value		$ 288.5		$ 376.1
Interest rate on senior notes		7.75%		7.75%	7.75%
Maturity of senior notes		Apr. 01, 2019		Apr. 01, 2019
Frequency of interest payments		semi-annually on each April 1 and October 1		semi-annually on each April 1 and October 1
Principal amount of notes repurchased		$ 87.5		$ 23.9
9 1/2% Senior Notes due 2020
Debt Instrument [Line Items]
Debt instrument outstanding, value		$ 174.6		$ 194.4
Interest rate on senior notes		9.50%		9.50%	9.50%
Maturity of senior notes		Jun. 15, 2020		Jun. 15, 2020
Frequency of interest payments		Semi-annually on each June 15 and December 15		semi-annually on each June 15 and December 15
Principal amount of notes repurchased				$ 105.6
7 3/4% Senior Notes due 2019 And 10% Senior Secured Notes due 2020
Debt Instrument [Line Items]
Common stock shares exchanged for repayment of principal amount		2,748,403
7 3/4% Senior Notes due 2019 And 10% Senior Secured Notes due 2020 | Payment In Cash
Debt Instrument [Line Items]
Notes exchanged in cash		$ 3.5
Bank credit facility
Debt Instrument [Line Items]
Ownership percentage of guarantor subsidiary		100.00%		100.00%